VARIABLE INTEREST ENTITIES - CONSOLIDATED VARIABLE INTEREST ENTITIES (Narrative) (Details)		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
EECI
Schedule of Equity Method Investments [Line Items]
Ownership interest in subsidiary (as a percent)		100.00%
EIPLP | Alliance Pipeline
Schedule of Equity Method Investments [Line Items]
Ownership interest of equity method investment (as a percent)		50.00%
Enbridge Management Services Inc.
Schedule of Equity Method Investments [Line Items]
Ownership interest in subsidiary (as a percent)		100.00%
Enbridge Canadian Renewable LP (ECRLP) | Canada Pension Plan Investment Board (CPPIB)
Schedule of Equity Method Investments [Line Items]
Direct common interest (as a percent)	49.00%
EEP
Schedule of Equity Method Investments [Line Items]
Economic interest (as a percent)		100.00%	34.60%
Enbridge Income Fund
Schedule of Equity Method Investments [Line Items]
Direct common interest (as a percent)			29.40%
Economic interest (as a percent)		100.00%	82.50%
EIPLP
Schedule of Equity Method Investments [Line Items]
Direct common interest (as a percent)			53.10%
Economic interest (as a percent)		100.00%	73.50%
DakTex
Schedule of Equity Method Investments [Line Items]
Ownership interest in subsidiary (as a percent)		75.00%
DakTex | EEP
Schedule of Equity Method Investments [Line Items]
Ownership interest in subsidiary (as a percent)		25.00%
Bakken Pipeline System
Schedule of Equity Method Investments [Line Items]
Ownership interest of equity method investment (as a percent)		27.60%
Spectra Energy Partners, LP
Schedule of Equity Method Investments [Line Items]
Direct common interest (as a percent)		100.00%	75.00%
Other Limited Partnerships
Schedule of Equity Method Investments [Line Items]
Direct common interest (as a percent)		100.00%